Deferred Tax Liabilities	12 Months Ended
Jun. 30, 2025
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
13.	Deferred tax liabilities

Movement in deferred tax liabilities are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Accelerated tax depreciation
At beginning of financial year	218,718	386,074	91,739
Charged to profit or loss (Note 19)	167,356	46,604	11,074
At end of financial year	386,074	432,678	102,813